Expense Example - iShares 0-5 Year High Yield Corporate Bond ETF - iShares 0-5 Year High Yield Corporate Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381